Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Financial Position Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31, 2012	December 31, 2011
Assets
Real Estate properties, at fair value	$6,495.4	$4,844.3
Other assets	181.5	128.9

Total assets	$6,676.9	$4,973.2

Liabilities & Equity
Mortgage Notes Payable, at fair value	$2,656.0	$2,259.1
Other liabilities	82.8	83.6

Total liabilities	2,738.8	2,342.7
Equity	3,938.1	2,630.5

Total liabilities and equity	$6,676.9	$4,973.2

Schedule Of Results Of Operations Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	Years Ended December 31,
	2012	2011	2010
Operating Revenue and Expenses
Revenues	$478.9	$457.7	$466.5
Expenses	273.5	279.4	287.6

Excess of revenues over expenses	$205.4	$178.3	$178.9

Schedule Of Principal Payment On Mortgage Loans Payable Within Joint Ventures [Table Text Block]	Principal payment schedule on mortgage loans payable within the joint ventures as of December 31, 2012 is as follows (in millions):

Amount
2013	$481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2

Total maturities	$2,624.2